Buffalo Blue Chip Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 93.7%	Shares	Value
Communication Services - 13.1%
Entertainment - 1.8%
Netflix, Inc. (a)	2,425	$2,161,451
Spotify Technology SA (a)	1,300	581,594
		2,743,045
Interactive Media & Services - 10.8%
Alphabet, Inc. - Class A	50,700	9,597,510
Meta Platforms, Inc. - Class A	11,550	6,762,640
Reddit, Inc. - Class A (a)	3,000	490,320
		16,850,470
Media - 0.5%
Trade Desk, Inc. - Class A (a)	6,205	729,274
Total Communication Services		20,322,789

Consumer Discretionary - 14.1%
Automobiles - 1.1%
Tesla, Inc. (a)	4,175	1,686,032
		$–
Broadline Retail - 7.1%
Amazon.com, Inc. (a)	47,025	10,316,815
MercadoLibre, Inc. (a)	425	722,687
		11,039,502
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc.	200	993,684
Chipotle Mexican Grill, Inc. (a)	14,350	865,305
Marriott International, Inc. - Class A	2,875	801,952
McDonald's Corp.	1,975	572,533
		3,233,474
Specialty Retail - 3.1%
Dick's Sporting Goods, Inc.	2,125	486,285
Home Depot, Inc.	4,610	1,793,244
O'Reilly Automotive, Inc. (a)	1,025	1,215,445
TJX Companies, Inc.	11,720	1,415,893
		4,910,867
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE - ADR	3,500	457,415
On Holding AG - Class A (a)	10,900	596,993
		1,054,408
Total Consumer Discretionary		21,924,283

Consumer Staples - 2.4%
Consumer Staples Distribution & Retail - 2.4%
Costco Wholesale Corp.	2,650	2,428,116
Walmart, Inc.	14,075	1,271,676
		3,699,792
Total Consumer Staples		3,699,792

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ConocoPhillips	6,400	634,688
Exxon Mobil Corp.	7,750	833,668
		1,468,356
Total Energy		1,468,356

Financials - 7.6%
Banks - 0.5%
JPMorgan Chase & Co.	3,100	743,101
		$–
Capital Markets - 1.3%
S&P Global, Inc.	2,375	1,182,821
TPG, Inc.	13,125	824,775
		2,007,596
Financial Services - 4.5%
Berkshire Hathaway, Inc. - Class B (a)	2,450	1,110,536
Mastercard, Inc. - Class A	4,050	2,132,608
PayPal Holdings, Inc. (a)	6,175	527,036
Visa, Inc. - Class A	10,165	3,212,547
		6,982,727
Insurance - 1.3%
Allstate Corp.	4,800	925,392
Arthur J. Gallagher & Co.	4,250	1,206,363
		2,131,755
Total Financials		11,865,179

Health Care - 7.2%
Biotechnology - 1.3%
AbbVie, Inc.	5,500	977,350
BioMarin Pharmaceutical, Inc. (a)	7,970	523,868
Regeneron Pharmaceuticals, Inc. (a)	775	552,056
		2,053,274
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	11,025	1,247,038
Boston Scientific Corp. (a)	9,600	857,472
Intuitive Surgical, Inc. (a)	1,975	1,030,871
Stryker Corp.	1,675	603,083
		3,738,464
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.	620	313,633
		$–
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	1,655	860,981
		$–
Pharmaceuticals - 2.7%
Eli Lilly & Co.	3,960	3,057,120
Merck & Co., Inc.	4,725	470,043
Sanofi SA - ADR	14,750	711,393
		4,238,556
Total Health Care		11,204,908

Industrials - 5.8%
Aerospace & Defense - 1.3%
General Electric Co.	7,500	1,250,925
Northrop Grumman Corp.	1,675	786,061
		2,036,986
Building Products - 0.8%
Trane Technologies PLC	3,125	1,154,219
		$–
Electrical Equipment - 1.3%
Eaton Corp. PLC	2,625	871,159
GE Vernova, Inc.	1,750	575,627
Vertiv Holdings Co. - Class A	5,300	602,133
		2,048,919
Ground Transportation - 0.5%
Uber Technologies, Inc. (a)	13,675	824,876
		$–
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	2,850	643,786
		$–
Machinery - 1.5%
Ingersoll Rand, Inc.	7,825	707,850
Westinghouse Air Brake Technologies Corp.	4,875	924,251
Xylem, Inc.	6,450	748,329
		2,380,430
Total Industrials		9,089,216

Information Technology - 40.1%(b)
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	9,300	1,027,929
		$–
Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	14,375	683,100
		$–
IT Services - 0.2%
MongoDB, Inc. (a)	1,225	285,192
		$–
Semiconductors & Semiconductor Equipment - 14.2%
Advanced Micro Devices, Inc. (a)	4,600	555,634
ASML Holding NV - NY Shares	1,390	963,381
Broadcom, Inc.	19,550	4,532,472
KLA Corp.	1,500	945,180
NVIDIA Corp.	112,730	15,138,512
		22,135,179
Software - 14.2%
Adobe, Inc. (a)	1,470	653,680
HubSpot, Inc. (a)	1,450	1,010,317
Intuit, Inc.	1,060	666,210
Microsoft Corp.	34,225	14,425,837
Palo Alto Networks, Inc. (a)	5,800	1,055,368
Salesforce, Inc.	3,925	1,312,245
ServiceNow, Inc. (a)	1,395	1,478,867
Synopsys, Inc. (a)	1,750	849,380
Workday, Inc. - Class A (a)	2,435	628,303
		22,080,207
Technology Hardware, Storage & Peripherals - 10.5%
Apple, Inc.	65,080	16,297,334
Total Information Technology		62,508,941

Materials - 1.7%
Chemicals - 1.2%
Ecolab, Inc.	4,575	1,072,014
Linde PLC	1,905	797,566
		1,869,580
Construction Materials - 0.5%
CRH PLC	9,150	846,558
Total Materials		2,716,138

Utilities - 0.8%
Electric Utilities - 0.4%
Constellation Energy Corp.	2,800	626,388
		$–
Independent Power & Renewable Electricity Producers - 0.4%
Vistra Corp.	3,925	541,140
Total Utilities		1,167,528
TOTAL COMMON STOCKS (Cost $67,124,841)		145,967,130

EXCHANGE TRADED FUNDS - 1.3%	Shares	Value
Invesco S&P 500® Equal Weight ETF	11,715	2,052,819
TOTAL EXCHANGE TRADED FUNDS (Cost $2,009,263)		2,052,819

SHORT-TERM INVESTMENTS - 5.0%	Shares	Value
Money Market Funds - 5.0%
Fidelity Money Market Government Portfolio - Class I, 4.38% (c)	7,787,066	7,787,066
TOTAL SHORT-TERM INVESTMENTS (Cost $7,787,066)		7,787,066

TOTAL INVESTMENTS - 100.0% (Cost $76,921,170)		155,807,015
Liabilities in Excess of Other Assets - (0.0)% (d)		(3,342)
TOTAL NET ASSETS - 100.0%		$155,803,673
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Buffalo Blue Chip Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$145,967,130	$–	$–	$145,967,130
Exchange Traded Funds	2,052,819	–	–	2,052,819
Money Market Funds	7,787,066	–	–	7,787,066
Total Investments	$155,807,015	$–	$–	$155,807,015

Refer to the Schedule of Investments for further disaggregation of investment categories.